Schedule of prepayments and other current assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepayments And Other Current Assets
Prepaid expenses	$ 467,824	$ 842,514
Prepaid taxes	10,570	30,876
Security deposits	34,388	25,652
Prepayments and other current assets	$ 512,782	$ 899,042